Summary of Significant Accounting Policies (Textual) (Detail) - USD ($)	1 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Summary of Significant Accounting Policies (Textual)
Shares of common stock that were subject to forfeiture	562,500	562,500
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0
Federal depository insurance coverage	$ 250,000	$ 250,000
Offering costs		$ 3,927,424
Net loss per common share, description		The Company has not considered the effect of (1) warrants sold in the Initial Public Offering and private placement to purchase 8,936,250 shares of Class A common stock, (2) rights sold in the Initial Public Offering and private placement that convert into 1,787,250 shares of Class A common stock, and (3) 1,125,000 shares of Class A common stock, warrants to purchase 562,500 shares of Class A common stock and rights that convert into 112,500 shares of Class A common stock in the unit purchase option sold to the underwriter, in the calculation of diluted income per share, since the exercise of the warrants and the conversion of the rights into shares of common stock is contingent upon the occurrence of uncertain future events. As a result, diluted income per common share is the same as basic income per common share for the periods.